Cash and cash equivalents - Additional information (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Restricted Cash And Cash Equivalent	€ 0	€ 0
Cash and cash equivalents	199,571,685	280,728,037	€ 343,574,386	€ 391,231,637
Fair value [Member] | Money market fund [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	95,700,000
Cost [Member] | Money market fund [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 95,700,000	€ 0